Corporate information - Disclosure of restatement on the consolidated statement of equity due to change in presentation of warrants (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Equity balance as of beginning of the year	€ (152,679)	€ 22,844	€ 83,167	€ (100,590)	€ 71,497	€ 86,967
(Loss) / Profit for the period	6,186	(276,648)	12,764	(45,267)	(327,313)	12,011
Total comprehensive income / (loss) for the period	6,023	(278,144)	14,059	(46,845)	(326,807)	10,157
Equity award issuance costs (restated)		115,113			115,113
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	422	273,438	(4,862)	1,200	273,438	(4,862)
Equity balance as of end of the year	(146,236)	(57,176)	92,187	(146,236)	(57,176)	92,187
Warrants
Equity balance as of beginning of the year					0
Equity balance as of end of the year		0			0
Accumulated losses
Equity balance as of beginning of the year	(805,106)	(367,083)	(314,997)	(753,692)	(317,195)	(312,455)
(Loss) / Profit for the period	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Total comprehensive income / (loss) for the period	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)		0	(64)			(64)
Equity balance as of end of the year	(799,354)	(644,468)	(304,321)	(799,354)	(644,468)	(304,321)
Equity
Equity balance as of beginning of the year	(159,336)	15,233	72,818	(107,369)	63,121	78,541
(Loss) / Profit for the period	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Total comprehensive income / (loss) for the period	5,636	(277,392)	11,905	(47,109)	(325,293)	6,076
Equity award issuance costs (restated)		115,113			115,113
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	422	273,438	(64)	1,200	273,438	(64)
Equity balance as of end of the year	(153,279)	(63,426)	84,533	(153,279)	(63,426)	84,533
Non-controlling interests
Equity balance as of beginning of the year	6,657	7,611	10,349	6,779	8,376	8,426
(Loss) / Profit for the period	433	(313)	1,874	394	(1,076)	3,769
Total comprehensive income / (loss) for the period	387	(752)	2,154	264	(1,514)	4,081
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)		0	(4,798)			(4,798)
Equity balance as of end of the year	€ 7,043	6,251	€ 7,653	€ 7,043	6,251	€ 7,653
As previously reported
Equity balance as of beginning of the year					71,497
(Loss) / Profit for the period		(278,568)			(329,233)
Total comprehensive income / (loss) for the period		(280,064)			(328,727)
Equity award issuance costs (restated)					135,309
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					293,634
Equity balance as of end of the year		(38,900)			(38,900)
As previously reported | Warrants
Equity balance as of beginning of the year					0
Equity award issuance costs (restated)					20,196
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					20,196
Equity balance as of end of the year		20,196			20,196
As previously reported | Accumulated losses
Equity balance as of beginning of the year					(317,195)
(Loss) / Profit for the period					(328,157)
Total comprehensive income / (loss) for the period					(328,157)
Equity balance as of end of the year		(646,388)			(646,388)
As previously reported | Equity
Equity balance as of beginning of the year					63,121
(Loss) / Profit for the period					(328,157)
Total comprehensive income / (loss) for the period					(327,213)
Equity award issuance costs (restated)					135,309
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					293,634
Equity balance as of end of the year		(45,150)			(45,150)
As previously reported | Non-controlling interests
Equity balance as of beginning of the year					8,376
(Loss) / Profit for the period					(1,076)
Total comprehensive income / (loss) for the period					(1,514)
Equity balance as of end of the year		6,251			6,251
Adjustments
Equity balance as of beginning of the year					0
(Loss) / Profit for the period		1,920			1,920
Total comprehensive income / (loss) for the period		1,920			1,920
Equity award issuance costs (restated)					(20,196)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					(20,196)
Equity balance as of end of the year		(18,276)			(18,276)
Adjustments | Warrants
Equity balance as of beginning of the year					0
Equity award issuance costs (restated)					(20,196)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					(20,196)
Equity balance as of end of the year		(20,196)			(20,196)
Adjustments | Accumulated losses
Equity balance as of beginning of the year					0
(Loss) / Profit for the period					1,920
Total comprehensive income / (loss) for the period					1,920
Equity balance as of end of the year		1,920			1,920
Adjustments | Equity
Equity balance as of beginning of the year					0
(Loss) / Profit for the period					1,920
Total comprehensive income / (loss) for the period					1,920
Equity award issuance costs (restated)					(20,196)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)					(20,196)
Equity balance as of end of the year		(18,276)			(18,276)
Adjustments | Non-controlling interests
Equity balance as of beginning of the year					0
Equity balance as of end of the year		€ 0			€ 0